Exhibit 99.12

Monthly Investor Report: Verizon Master Trust - VZMT 2025-9

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
April 2026		05/20/2026		6		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	10/20/27	10/21/2030	$637,806,000.00		3.96%			3.96%
Class A-1b	10/20/27	10/21/2030	$75,000,000.00	30	SOFR +0.42%	05/13/2026	3.64285%	4.06%
Class B	10/20/27	10/21/2030	$54,496,000.00		4.24%			4.24%
Class C	10/20/27	10/21/2030	$32,698,000.00		4.41%			4.41%

Total			$800,000,000.00

Series 2025-9 Allocation % x Group One Available Funds	$52,430,905.77
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$52,430,905.77

Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$58.13	$58.13	$0.00	$0.00	$52,430,847.64
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$52,430,847.64
Asset Representations Reviewer Fee	$30.34	$30.34	$0.00	$0.00	$52,430,817.30
Supplemental ARR Fee	$121.35	$121.35	$0.00	$0.00	$52,430,695.95
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$52,429,445.95
Servicing Fee	$613,186.50	$613,186.50	$0.00	$0.00	$51,816,259.45
Class A-1a Note Interest	$2,104,759.80	$2,104,759.80	$0.00	$0.00	$49,711,499.65
Class A-1b Note Interest	$253,928.13	$253,928.13	$0.00	$0.00	$49,457,571.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,457,571.52
Class B Note Interest	$192,552.53	$192,552.53	$0.00	$0.00	$49,265,018.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,265,018.99
Class C Note Interest	$120,165.15	$120,165.15	$0.00	$0.00	$49,144,853.84
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$49,144,853.84
Class R Interest	$49,144,853.84	$49,144,853.84	$0.00	$0.00	$0.00

Total	$52,430,905.77	$52,430,905.77	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,104,759.80	$0.00	$0.00	$2,104,759.80
Class A-1b	$0.00	$0.00	$253,928.13	$0.00	$0.00	$253,928.13
Class B	$0.00	$0.00	$192,552.53	$0.00	$0.00	$192,552.53
Class C	$0.00	$0.00	$120,165.15	$0.00	$0.00	$120,165.15

Total	$0.00	$0.00	$2,671,405.61	$0.00	$0.00	$2,671,405.61

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.30	$0.00	$3.30	$637,806,000.00	1.00	$637,806,000.00	1.00
Class A-1b	$1,000.00	$3.39	$0.00	$3.39	$75,000,000.00	1.00	$75,000,000.00	1.00
Class B	$1,000.00	$3.53	$0.00	$3.53	$54,496,000.00	1.00	$54,496,000.00	1.00
Class C	$1,000.00	$3.68	$0.00	$3.68	$32,698,000.00	1.00	$32,698,000.00	1.00

Total	$1,000.00	$3.34	$0.00	$3.34	$800,000,000.00	1.00	$800,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$400,000,000.00		400,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.